As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-09079

MORGAN KEEGAN SELECT FUND, INC.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Donald W. Smith, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 9.8% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 7.1%
963,434	Fort Dequesne CDO Ltd. 2006-1A D, 6.203% 10/26/46 †#	16,860
2,000,000	Fulton Street CDO Ltd. 1A A2, 4.744% 4/20/37 †#	665,000
2,000,000	Kodiak CDO 2007-2A C1, 4.562% 11/7/42 †#	290,000

		971,860

	Commercial Loans - 2.2%
297,965	Bank of America-First Union NB Commercial Mortgage 2001-3 A1, 4.890% 4/11/37	297,036
	Home Equity Loans - 0.5%
63,363	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.500% 5/25/30	65,894

Total Asset-Backed Securities - Investment Grade (cost $5,019,160)		1,334,790

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE - 2.1% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 1.1%
1,500,000	Acacia CDO, Ltd. 10A D, 6.000% 9/7/46 †#	131,250
1,566,804	Kodiak CDO 2006-1A G, 6.662% 8/7/37 †#	3,917
750,000	Pasa Funding Ltd. 2007-1A D, Zero Coupon Bond 4/7/52 #	75
1,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, Zero Coupon Bond 8/5/36 †#	11,250

		146,492

	Home Equity Loans - 1.0%
940,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	52,797
265,523	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 †#	89,171
33,829	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 †#	3,620

		145,588

Total Asset-Backed Securities - Below Investment Grade (cost $6,370,726)		292,080

CORPORATE BONDS - INVESTMENT GRADE - 13.1% OF NET ASSETS
	Special Purpose Entities - 13.1%
30,000	Preferred Pass-Through Trust 2006-B BAC Class B, Zero Coupon Bond 11/15/26 †#	15,000
2,000,000	Steers Delaware Business Trust 2007-A, 5.384% 6/20/18 †#	1,760,000

Total Corporate Bonds - Investment Grade (cost $2,807,000)		1,775,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 0.7% OF NET ASSETS
	Special Purpose Entities - 0.7%
1,000,000	Parcs-R 2007-8, 5.099% 1/25/46 †	92,500

Total Corporate Bonds - Below Investment Grade or Unrated (cost $1,000,000)		92,500

GOVERNMENT & AGENCY SECURITIES - 7.4% OF NET ASSETS
1,000,000	Federal Home Loan Bank Discount Notes, 0.000% 4/11/2008	999,333

Total Government & Agency Securities (cost $999,333)		999,333

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 43.7% OF NET ASSETS
	Collateralized Mortgage Obligations - 43.7%
139,844	Countrywide Alternative Loan Trust 2004-15 1A2, 6.859% 9/25/34	121,052
329,188	Countrywide Alternative Loan Trust 2004-15 2A2, 5.084% 9/25/34	274,787
1,720,562	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	1,536,938
1,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 4.393% 9/27/35 †#	650,000
1,389,864	Harborview Mortgage Loan Trust 2004-6 5A, 4.671% 8/19/34	1,224,934
71,833	Harborview Mortgage Loan Trust 2004-4 3A, 4.389% 6/19/34	67,850
922,474	Park Place Securities Inc. 2004-WCW1 M8, 6.099% 9/25/34	444,926
305,014	Structured Asset Investment Loan Trust 2003-BC12 M2, 4.349% 11/25/33	182,663
1,500,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 5.985% 9/25/36	1,330,704
98,012	Washington Mutual, Inc. 2003-AR10 A4, 4.054% 10/25/33	97,936

Total Mortgage-Backed Securities - Investment Grade (cost $7,437,357)		5,931,790

U.S. TREASURY OBLIGATIONS - 11.1% OF NET ASSETS
1,500,000	US Treasury Bill, Zero Coupon Bond	1,499,838

Total U.S. Treasury Obligations (cost $1,499,837)		1,499,838

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
EURODOLLAR TIME DEPOSITS - 11.5% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2008, 1.000%, maturing at $1,554,043 on April 1, 2008.	1,554,000

Total Investments - 99.4% of Net Assets (cost $26,687,413)		13,479,331

Other Assets and Liabilities, net - 0.6% of Net Assets		84,131

Net Assets		$13,563,462

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Securities valued at fair value — See Notes to the Schedules of Investments.

‡	See Notes to the Schedules of Investments regarding investment valuations.

See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 23.3% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 3.9%
4,140,000	Galleria Ltd. 5A B, 3.479% 9/19/37 †	2,484,000
5,073,108	MKP CBO I Ltd., 4A CS 2.000% 7/12/40 †#	329,752

		2,813,752

	Collateralized Debt Obligations (“CDO”) - 18.1%
7,000,000	Attentus CDO Ltd. 2006-1A C2A, Zero Coupon Bond 5/10/36 †#	315,000
7,000,000	Attentus CDO Ltd. 2007-3A E2, 7.982% 10/11/42 †#	105,000
14,000,000	G Square Finance Ltd. 2006-1A C1, Zero Coupon Bond 4/5/51 †#	35,000
4,731,303	Inman Square Funding Ltd. 2005 - 2X IV, 8.596% 10/6/40 #	94,626
7,000,000	Kodiak CDO 2007-2A C1, 4.562% 11/7/42 †#	1,015,000
5,000,000	Kodiak CDO 2007-2A E, 6.412% 11/7/42 †#	225,000
8,000,000	Palmer Square 2A CN, Zero Coupon Bond 11/2/45 †#	20,000
5,983,218	Pyxis Master Trust 2006-7, 7.709% 10/1/37 †#	254,287
12,000,000	Steers Delaware Business Trust 2007-A, 5.384% 6/20/18 †#	10,560,000
5,000,000	Taberna Preferred Funding Ltd. 2005-3A D, 5.745% 2/5/36 †#	250,000
7,215,785	Taberna Preferred Funding Ltd. 2006-6A, 6.096% 12/5/36 †#	72,158

		12,946,071

	Credit Cards - 1.2%
5,000,000	Curzon Funding Ltd. HZ05-1 D, 6.039%, 2/1/95 #	837,500
	Home Equity Loans - 0.1%
92,840	Renaissance Home Equity Loan Trust 2003-3 M6, 6.250% 12/25/33 #	91,216

Total Asset-Backed Securities - Investment Grade (cost $95,624,716)		16,688,539

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 12.9% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 9.3%
9,000,000	Acacia CDO, Ltd. 10A D, 6.000% 9/7/46 †#	787,500
4,000,000	Aladdin CDO I Ltd. 2006-3A, 7.542% 10/31/13 †#	410,000
5,000,000	Attentus CDO Ltd. 2006-1A D, Zero Coupon Bond 5/10/36 † #	87,500
4,000,000	Attentus CDO Ltd. 2006-2A E1, Zero Coupon Bond 10/9/41 †#	70,000
5,000,000	Charles River CDO 1X BV, 7.763% 12/9/37 #	225,000
6,000,000	Fiorente Funding Ltd. 2006-1A M1, Zero Coupon Bond 11/4/56 †#	15,000
4,768,872	Grand Avenue CDO Ltd. 2005-1A D, Zero Coupon Bond 4/5/46 †#	11,922
5,795,273	IMAC CDO Ltd. 2007-2A E, Zero Coupon Bond 10/20/50 †#	580
9,500,000	Kleros Preferred Funding Ltd. 2006-5A E, Zero Coupon Bond 2/2/50 †#	950
6,267,216	Kodiak CDO 2006-1A G, 6.662% 8/7/37 †#	15,668
6,883,551	Lancer Funding Ltd. 2007-2A A3, 7/15/47 in default †#	688
3,133,428	Lincoln Avenue Asset-Backed Securities CDO Ltd., 6.365% 7/5/46 †#	313
6,000,000	Linker Finance PLC 16A E, 6.059% 5/19/45 † #	285,000
2,078,200	Newbury Street CDO Ltd. 2007-1A D, 6.858% 3/4/53 †#	208
6,866,261	Norma CDO Ltd. 2007-1A E, 7.339% 3/11/49 †#	68,663
2,972,060	Orchid Structured Finance CDO Ltd. 2006-3A E, 8.396% 1/6/46 †#	14,860
17,000,000	Parcs-R 2007-8, 5.099% 1/25/46 †#	1,572,500
3,000,000	Pasa Funding Ltd. 2007-1A D, 4/7/52 in default #	300
3,992,588	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 †#	1,716,813
997,523	Pyxis Master Trust, 7.709% 10/1/37 †#	42,395
4,472,145	Sharps CDO 2006-1A D, Zero Coupon Bond 5/8/46 †#	33,541
8,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, Zero Coupon Bond 8/5/36 †#	63,750
6,655,936	Tahoma CDO Ltd. 2007-2A D, 7.300% 9/15/47 †#	49,920
3,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	285,000
9,000,000	Trapeza CDO I LLC 2006-11A D2, Zero Coupon Bond 10/10/41 †#	877,500
5,000,000	Webster CDO Ltd. 2006-1A B2L, 8.227% 4/13/47 †#	500

		6,636,071

	Home Equity Loans - 3.6%
248,238	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 #	7,780
5,000,000	ACE Securities Corp. 2005-HE2 M10, 5.849% 4/25/35	1,000,060
5,000,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	280,835
459,452	Asset-Backed Securities Corp. Home Equity 2003-HE1 M4, 7.318% 1/15/33 #	10,062
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 5.599% 1/25/36 †#	145,223
1,173,779	Morgan Stanley Dean Witter Capital I 2002-NC3 B1, 5.749% 8/25/32 #	177,041
2,389,709	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 †#	802,536
304,459	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 †#	32,577
999,484	Sharp SP I LLC Trust 2005-HE1N NB, Zero Coupon Bond 2/25/35 †#	100
3,146,245	Soundview Home Equity Loan Trust 2005-A M11, 5.599% 4/25/35 †	122,999
3,141,745	Terwin Mortgage Trust 2007-3SL B2, 6.000% 5/25/38 †#	16,117

		2,595,330

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $166,247,084)		9,231,401

CORPORATE BONDS - INVESTMENT GRADE - 13.2% OF NET ASSETS
	Commercial Banks - 5.6%
10,000,000	NIB Capital Bank, 5.817% 12/29/49 †	4,000,000
	Special Purpose Entities - 7.6%
2,200,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, Zero Coupon Bond 5/15/77 †#	726,000
2,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 †	1,472,680
13,000,000	Preferred Pass-Through Trust 2006, Zero Coupon Bond 12/1/26 †#	3,022,500
400,000	Preferred Pass-Through Trust 2006-B BAC Class B, Zero Coupon Bond 11/15/26 †#	200,000

		5,421,180

Total Corporate Bonds - Investment Grade (cost $37,848,376)		9,421,180

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 4.4% OF NET ASSETS
	Commercial Banks - 4.0%
5,000,000	CBG Florida REIT Corp., 7.114% 2/15/49 †	2,836,985
	Insurance - 0.4%
5,300,000	Security Capital Assurance Ltd., Zero Coupon Bond 6/17/49	265,000

Total Corporate Bonds - Below Investment Grade or Unrated (cost $10,300,000)		3,101,985

GOVERNMENT & AGENCY SECURITIES - 1.0% OF NET ASSETS
5,281,764	Fannie Mae-Aces 1997-M6, 0.787% 3/17/37 interest-only strips §	73,564
25,792,980	Fannie Mae-Aces 1999-M3, 0.749% 6/25/38 interest-only strips §	616,375

Total Government & Agency Securities (cost $2,493,980)		689,939

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 16.3% OF NET ASSETS
	Collateralized Mortgage Obligations - 16.3%
3,000,000	Deutsche ALT-A Securities 2007-0A1 N2, 7.500% 2/25/47 †#	2,664,990
6,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 4.393% 9/27/35 †#	3,900,000
4,228,062	Harborview Mortgage Loan Trust 2003-2 1X, 3.368% 10/19/33 interest-only strips	104,763
2,400,078	Harborview Mortgage Loan Trust 2004-1 X, 3.024% 4/19/34 interest-only strips	73,992
17,052,624	Mellon Residential Funding Corp. 2004-TBC1 X, 0.314% 2/26/34 interest-only strips †#	225,777
8,302,264	Park Place Securities Inc. 2004-WCW1 M8, 6.099% 9/25/34	4,004,331
674,311	Structured Asset Investment Loan Trust 2003-BC12 M2, 4.349% 11/25/33	403,823
174,870	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 †#	3,760
362,963	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	249,539

Total Mortgage-Backed Securities - Investment Grade (cost $20,544,806)		11,630,975

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 13.0% OF NET ASSETS
	Collateralized Mortgage Obligations - 13.0%
7,891,358	Harborview Mortgage Loan Trust 2006-4 B10, 4.309% 5/19/47 #	1,496,833
14,500,000	Park Place Securities Inc. 2005-WHQ2 M11, 5.099% 5/25/35	7,573,756
3,725,000	Sasco Trust 2003-BC2 N3, Zero Coupon Bond 2/27/33 †#	200,777

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $22,896,889)		9,271,366

PREFERRED SECURITIES - 4.1% OF NET ASSETS
13,000	RAM Holdings Ltd. #	2,951,000

Total Preferred Securities (cost $13,201,020)		2,951,000

EURODOLLAR TIME DEPOSITS - 6.6% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2008, 1.000%, maturing at $4,745,132 on April 1, 2008.	4,745,000

Total Investments - 94.8% of Net Assets (cost $373,901,871)		67,731,385

Other Assets and Liabilities, net - 5.2% of Net Assets		3,701,696

Net Assets		71,433,081

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Security valued at fair value — See Notes to the Schedules of Investments.

‡	See Notes to the Schedules of Investments regarding investment valuations.

~	Non-income producing security.

§	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 9.4% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 9.3%
5,000,000	Lincoln Park Referenced Link Notes 2001-1, 6.671% 7/30/31 †#	3,050,000
5,000,000	Palmer Square 2A CN, Zero Coupon Bond 11/2/45 †#	12,500
6,357,169	Pyxis Master Trust 2006-7, 7.709% 10/1/37 †#	270,180
7,000,000	Steers Delaware Business Trust 2007-A, 5.384% 6/20/18 †#	6,160,000
10,308,264	Taberna Preferred Funding Ltd. 2006-6A, 6.096% 12/5/36 †#	103,083
9,460,444	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	189,209

		9,784,972

	Commercial Loans - 0.1%
1,109,351	Asset Securitization Corp. 1996-D2 ACS2, 1.057% 2/14/29 interest-only strips	22,063

Total Asset-Backed Securities - Investment Grade (cost $42,374,854)		9,807,035

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 25.1% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 13.5%
3,500,000	Aardvark Asset-Backed Securities CDO 2007-1A, 7/6/47 in default #	350
3,000	ACA ABS 2006-2 Ltd., Zero Coupon Bond 1/10/47 †#	300
5,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 †#	200,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 7.542% 10/31/13 †#	615,000
4,500,000	Ambassador Structured Finance CDO Ltd. 2005-1A, 12.127% 7/3/41 #	112,500
730,000	Attentus CDO Ltd. 2006-2A E2, Zero Coupon Bond 10/9/41 #	10,950
1,820,000	Attentus CDO Ltd. 2006-2A F2, Zero Coupon Bond 10/9/41 #	13,650
8,000,000	Attentus CDO Ltd. 2007-3A F2, Zero Coupon Bond 10/11/42 †#	20,000
3,967,469	Broderick CDO Ltd. 2007-3A E, Zero Coupon Bond 12/6/50 #	397
6,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 3.688% 8/13/47 #	600
7,000,000	Dillon Read CDO Ltd. 2006-1A, 13.000% 12/5/46 †#	1,802,500
2,000,000	Duke Funding Ltd. 2005-HG1A, 1.669% 1/27/45 #	20,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A E2 , Zero Coupon Bond 4/5/46 †#	5,000
3,500,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, Zero Coupon Bond 7/13/47 †#	350
6,761,152	IMAC CDO Ltd. 2007-2A E, Zero Coupon Bond 10/20/50 †#	676
5,000	Ischus CDO III, Zero Coupon Bond 7/3/46 †#	45,000
3,000,000	IXIS ABS 1 Ltd., Zero Coupon Bond 12/12/46 †#	60,000
37,000,000	Kenmore Street Synthetic CDO 2006-1A, 7.542% 4/30/14 †#	4,347,500
5,250	Kleros Preferred Funding III Ltd., Zero Coupon Bond 10/26/50 †#~	525
5,500,000	Kleros Preferred Funding Ltd. 2006-5A, Zero Coupon Bond 2/2/50 #	550
3,251,257	Knollwood CDO Ltd. 2006-2A E, 10.377% 7/13/46 †#	325
5,250,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46 #	525
10,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 †#	25,000
11,800,374	Lancer Funding Ltd. 2007-2A A3, 7/15/47 in default †#	1,180
1,000,000	MM Community Funding Ltd., Zero Coupon Bond 8/1/31 †#	532,500
4,000	Montauk Point CDO II Ltd., Zero Coupon Bond 6/7/46 †#	36,000
6,600,000	Preferred Term Securities XXII, Ltd., Zero Coupon Bond 9/22/36 †	2,201,760
5,000,000	Preferred Term Securities XXIII, Ltd., Zero Coupon Bond 12/22/36 †	2,081,500
3,990,092	Pyxis Master Trust, 7.709% 10/1/37 †#	169,579
2,000,000	Regional Diversified Funding, Zero Coupon Bond 1/25/36 †#	710,000
6,900,568	Sharps CDO 2006-1A E, Zero Coupon Bond 5/8/46 †#	17,251
7,450,000	Silver Elms CDO PLC 2006-1A E, Zero Coupon Bond 12/20/51 #	745
2,000,000	Squared CDO Ltd. 2007-1A C, 8.089% 5/11/57 †#	20,000
2,047,980	Tahoma CDO Ltd. 2007-2A D, 7.300% 9/15/47 †#	15,360
3,000,000	TPref Funding III Ltd., Zero Coupon Bond 1/15/33 †#	892,500
4,328,000	Trapeza CDO I LLC 2006-10A, Zero Coupon Bond 6/6/41 #	21,640
2,000,000	Trapeza CDO I LLC 2006-11A F, Zero Coupon Bond 10/10/41 #	15,000
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41 #	200
5,000	WEBS CDO 2006-1 PS, Zero Coupon Bond 4/13/47 †#	50

		13,996,963

	Collateralized Loan Obligations (“CLO”) - 3.5%
1,500,000	Eirles Two Ltd. 262, 8.612% 8/3/21 #	930,000
4,700,000	Eirles Two Ltd. 263, 11.112% 8/3/21 #	2,679,000

		3,609,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Equipment Leases - 7.1%
17,677,610	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #	441,940
13,872,335	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#	1,040,425
21,741,558	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#	869,662
1,331,775	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	506,075
2,558,573	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	1,023,429
11,587,982	DVI Receivables Corp. 2002-1 A3A, 3.350% 6/11/10 #	3,476,395
17,233,090	Lease Investment Flight Trust 1 C2, Zero Coupon Bond 7/15/31 #	17,233

		7,375,159

	Home Equity Loans - 0.7%
603,327	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 6.349% 10/25/33	43,811
253,198	Conseco Finance 2001-C B2, 6.818% 8/15/33 #	234,213
1,604,770	Master Asset-Backed Securities Trust 2004-CI4 N2, Zero Coupon Bond 4/26/34 †#	40,119
5,200,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	46,800
3,277,508	Soundview Home Equity Loan Trust 2005-A B1, 5.599% 4/25/35 †#	186,490
2,333,890	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#	42,010
4,196,857	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#	420
15,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#	41,250
12,799,000	Terwin Mortgage Trust 2006-R2 A, 3.196% 12/25/36 †#	102,392
13,512,500	Terwin Mortgage Trust 2006-R3, Zero Coupon Bond 6/26/37 †#	1,351

		738,856

	Recreational Equipment - 0.3%
381,604	Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS, 7.650% 10/15/17	365,808

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $264,376,527)		26,085,786

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 13.3% OF NET ASSETS
	Apparel - 0.4%
499,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	374,250
	Automotives - 1.7%
3,325,000	Dana Corp., 3/15/10 in default #	718,200
3,825,000	Metaldyne Corp., 11.000% 6/15/12	1,071,000

		1,789,200

	Basic Materials - 5.1%
7,350,000	Key Plastics LLC, 11.750% 3/15/13 †	5,292,000
	Finance - 1.8%
2,849,000	Advanta Capital Trust I, 8.990% 12/17/26	1,844,727
	Industrials - 0.7%
794,668	Home Products Inc., pays-in-kind 3/20/17 #	155,358
1,159,000	Terphane Holding Corp., 12.500% 6/15/09 †	614,270

		769,628

	Manufacturing - 0.6%
950,000	MAAX Corp., 9.750% 6/15/12	209,000
500,000	Wolverine Tube, Inc., 10.500% 4/1/09	447,500

		656,500

	Retail - 1.2%
1,523,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,210,785
	Telecommunications - 1.8%
4,285,000	Primus Telecommunications GP, 8.000% 1/15/14	1,842,550

Total Corporate Bonds - Below Investment Grade or Unrated (cost $22,788,336)		13,779,640

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 0.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 0.9%
7,270,332	Harborview Mortgage Loan Trust 2003-2 1X, 3.368% 10/19/33 interest-only strips	180,144
4,800,155	Harborview Mortgage Loan Trust 2004-1 X, 3.024% 4/19/34 interest-only strips	147,984
913,954	Structured Asset Investment Loan Trust 2004-1 M5, 5.599% 2/25/34	303,545
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 †#	351,610

Total Mortgage-Backed Securities - Investment Grade (cost $3,777,952)		983,283

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 24.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 24.8%
3,936,096	Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36 #	770,373
6,401,989	Countrywide Alternative Loan Trust 2006-OA12 B4, 4.786% 9/20/46 #	640,199
17,361	First Nationwide Trust 2001-4 DB4, Zero Coupon Bond 9/25/31 #	1,540
3,620,500	Fremont Trust 2005-2 N3, 7.500% 6/25/35 †#	78,927
10,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	4,750,000
15,675,965	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#	7,054,184
2,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	1,588,780
11,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#	145,310
11,679,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#	3,364,837
5,699,533	Harborview Mortgage Loan Trust 2006-4 B11, 4.309% 5/19/47 †#	445,133
6,531,240	Harborview Mortgage Loan Trust 2006-5 B1, 4.309% 7/19/47 #	534,386
12,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	55,800
3,600,000	Long Beach Asset Holdings Corp. 2006-2 N3, Zero Coupon Bond 4/25/46 †#	360
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 5.349% 4/25/35 †#	282,905
7,299,748	Long Beach Mortgage Loan Trust 2005-WL2 B3, 5.635% 8/25/35 †#	184,684
6,000,000	Park Place Securities Inc. 2005-WCW2 M11, 5.099% 7/25/35 †#	182,400
5,000,000	Park Place Securities Inc. 2005-WCW3 M10, 5.099% 8/25/35 #	1,083,150
1,600,000	Park Place Securities Inc. 2005-WHQ4, 5.099% 9/25/35 †#	122,720
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	1,735,640
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 5.099% 7/25/35	523,995
7,264,313	Structured Asset Securities Corp. 1999-1 Note, Zero Coupon Bond 8/25/28 †#	2,257,966

		25,803,289

	Residential - 0.1%
16	Harborview 2006-8, Zero Coupon Bond 7/22/36 †#	1
127,133	Indymac Indx CI-1 Corp., Zero Coupon Bond 6/25/46 †#	87,721

		87,722

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $87,482,625)		25,891,011

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
23,931	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	23,412
45,077	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	38,703
63,753	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	49,358

Total Municipal Securities (cost $124,881)		111,473

COMMON STOCKS - 10.2% OF NET ASSETS
	Basic Materials - 0.3%
24,800	Horsehead Holdings ~	287,184
	Communications - 0.1%
6,900	Citizens Communications Company	72,381
	Consumer Products - 0.1%
31,787	Home Products #~	954
	Energy - 1.0%
285,400	Pinnacle Gas Resources, Inc. ~	722,062
17,700	Legacy Reserves LP	353,292

		1,075,354

	Financials - 2.9%
20,400	Compass Diversified Trust	268,260
82,800	FSI Realty Trust †~	103,500
288,000	FSI Realty Trust Regulation D †~	360,000
110,294	Mid Country †#~	1,422,793
99,400	Star Asia Financial Ltd. †	919,450

		3,074,003

	Healthcare - 0.4%
451,000	Insight Health Services Holdings Corp. ~	455,510
	Industrial - 1.0%
111,695	Intermet Corporation #~	13,403
2,800	Aircastle Limited	31,500
14,700	OceanFreight Inc.	321,489
36,800	Orion Marine Group ~	439,760
1,575	Port Townsend Paper Corp. ~	259,875

		1,066,027

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2008 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Technology - 4.4%
300,500	Banctec Inc. †~	1,502,500
311,989	Ness Technologies, Inc. ~	2,960,776
8,745	Taiwan Semiconductor Manufacturing Company Ltd.	89,811

		4,553,087

Total Common Stocks (cost $32,027,815)		10,584,500

EURODOLLAR TIME DEPOSITS - 12.0% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2008, 1.500% maturing at $12,505,521 on April 1, 2008.	12,505,000

Total Investments - 95.9% of Net Assets (cost $465,457,990)		99,747,728

Other Assets and Liabilities, net - 4.1% of Net Assets		4,224,221

Net Assets		103,971,949

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

‡	See Notes to the Schedules of Investments regarding investment valuations.

~	Non-income producing security.

#	Security valued at fair value — See Notes to the Schedules of Investments.

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”)’s Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Funds’ Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Market instability may also affect the liquidity of the Funds’ portfolios. Under such market conditions, many of the Funds’ portfolio securities may be deemed to be illiquid. “Illiquid securities” are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the Funds’ NAVs per share. The Adviser and its affiliates may periodically purchase shares of the Funds at NAV or take other steps to provide liquidity but are not required to do so. Moreover, there is no assurance that these measures would be sufficient to avoid adverse impact on the Funds.

In light of the market instability and the complexity of fair value judgments, the Funds, effective August 2007, hired an external valuation consultant to assist the Funds in determining the fair value of certain of the Funds’ portfolio securities under the Adviser’s supervision and in accordance with the Funds’ valuation procedures. Fair valuation procedures are currently being used to value a substantial portion of the assets of the Funds. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in this valuation process.

The degree of judgment involved in determining the fair value of an investment security is dependent upon the availability of quoted market prices or observable market parameters. When observable market prices and parameters do not exist, judgment is necessary to estimate fair value. The valuation process takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, security seasoning, and market dislocation. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Adviser is evaluating the application of FAS 157 to each Fund, and is not in a position at this time to estimate the significance of its impact on each Funds’ financial statements. The Funds have chosen not to early adopt this standard.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Keegan Select Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan President and Principal Executive Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	May 29, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	May 29, 2008